Business Combination (Tables)	3 Months Ended	15 Months Ended
	Mar. 29, 2014	Mar. 29, 2014
Business Combination, Segment Allocation [Table Text Block]
Fair value of assets acquired	$1,797,121
Fair value of debt assumed	(1,172,081)
Deferred income tax liability	(199,131)
Bargain purchase gain	$425,909

Fair value of assets acquired	$1,797,121
Fair value of debt assumed	(1,172,081)
Deferred income tax liability	(199,131)
Bargain purchase gain	$425,909

Business Combination, Separately Recognized Transactions [Table Text Block]
Bank line of credit, bearing interest at 3.25% repayable June 25, 2014	$299,730
Bank term loans, bearing interest ranging from 3.1% to 4.55% repayable between September 2014 and December 2018	670,062
Loan payable on demand bearing interest at 4% per annum	90,777
Loan payable on demand bearing no interest	68,721
1,129,290
Less: current portion	615,088
$514,202

Bank line of credit, bearing interest at 3.25%, repayable June 25, 2014	$313,088
Bank term loans, bearing interest ranging from 3.1% to 4.55%, repayable between
September 2014 and August 2022.	712,881
Loan payable on demand bearing interest at 4% per annum	90,897
Loan payable on demand bearing no interest	68,810
1,185,676
Less: current portion	634,486
$551,190